Nature of Business - Additional Information (Details)							1 Months Ended		3 Months Ended		12 Months Ended
	Feb. 08, 2021 USD ($) $ / shares shares	Jan. 22, 2021 USD ($) $ / shares shares	Dec. 08, 2020 USD ($) $ / shares shares	Dec. 04, 2020 USD ($)	Jan. 07, 2020 USD ($) $ / shares shares	Apr. 09, 2019 USD ($) Agreement $ / shares shares	Jan. 31, 2021 USD ($) $ / shares shares	Nov. 30, 2019 USD ($) shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) shares	Oct. 18, 2019 USD ($) $ / shares
Stock Offering
Gross proceeds from common stock														$ 11,896,000	$ 824,000
Common stock, par value (in dollars per share) | $ / shares									$ 0.001		$ 0.001	$ 0.001		$ 0.001
Warrants to purchase common stock | shares									2,117,094	2,117,094	2,117,094	2,117,094	2,117,094	2,117,094	2,118,094
Number of underwriting agreements | Agreement						2
Gross proceeds from public offerings						$ 70,000,000
Underwriting discounts and commissions and offering expenses						$ 5,000,000
Net Loss									$ 25,146,000	$ 14,228,000		$ 86,558,000		$ 84,038,000	$ 75,438,000
Accumulated deficit									488,725,000		$ 488,725,000	463,579,000		377,021,000
Cash, cash equivalents and marketable securities, fair value									112,900,000		$ 112,900,000	143,400,000
Net cash used in operating activities									30,017,000	21,990,000		99,540,000		57,364,000	60,253,000
Non-cash equity compensation									2,863,000	2,930,000		10,354,000		10,939,000	9,839,000
Net amortization of premiums and discounts on marketable securities									76,000			224,000		(49,000)	(949,000)
Change in fair value of warrant liability									$ 2,448,000	$ 7,670,000		$ 16,682,000		$ (375,000)	$ 0
Series A Convertible Preferred Stock
Stock Offering
Share price (in dollars per share) | $ / shares									$ 6.57		$ 6.57	$ 6.57
Orsenix, LLC | Asset Purchase Agreement
Stock Offering
Upfront fee payments				$ 12,000,000
Payments made upon achievement of regulatory milestone				6,000,000
Payments made upon achievement of commercial milestone				$ 10,000,000
Tyme Technologies, Inc. and Subsidiaries [Member]
Stock Offering
Common stock, par value (in dollars per share) | $ / shares									$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Net Loss											$ 23,626,047		$ 28,978,763
Accumulated deficit									$ 160,420,062	$ 136,794,015	160,420,062		136,794,015
Estimated close out trial costs											723,000
Close out trial costs expected to be incurred over next five months									400,000		400,000
Net cash used in operating activities											21,242,745		23,564,478
Non-cash equity compensation											2,451,906		3,456,895
Net amortization of premiums and discounts on marketable securities											1,615,332
Change in fair value of warrant liability											1,807,441		$ (3,915,393)
Working capital									$ 71,500,000		$ 71,500,000
Underwritten Public Offering
Stock Offering
Shares issued | shares		5,400,000					5,400,000
Public offering price per share | $ / shares		$ 14					$ 14
Gross proceeds from common stock		$ 75,600,000					$ 75,600,000
Underwriting discounts and commissions and other transaction expenses		$ 5,100,000					$ 5,100,000
Private Placement
Stock Offering
Warrants to purchase common stock | shares									2,828,125	2,828,125	2,828,125	2,828,125	2,828,125	2,828,125
Gross proceeds of private placement			$ 90,500,000
Transaction costs and Offering expense			$ 400,000
Change in fair value of warrant liability												$ (16,700,000)		$ (400,000)
Private Placement | Common Stock
Stock Offering
Shares issued | shares			10,312,500
Common stock, par value (in dollars per share) | $ / shares			$ 0.001
Private Placement | Pre-Funded Warrant
Stock Offering
Warrants to purchase common stock | shares			1,000,000
Share price (in dollars per share) | $ / shares			$ 8
Private Placement | Warrants
Stock Offering
Share price (in dollars per share) | $ / shares			$ 7.99
Private Placement | Warrants | Maximum
Stock Offering
Warrants to purchase common stock | shares			2,828,125
At Market Sales Facility | Common Stock
Stock Offering
Shares issued | shares								180,787
Aggregate gross proceeds								$ 900,000
Public Offering | Class A Warrants
Stock Offering
Warrants, exercise price | $ / shares						$ 8.625
Warrant expiration date						Oct. 10, 2022
Public Offering | Common Stock Agreement | Class A Warrants
Stock Offering
Warrants to purchase common stock | shares						1,951,844
Share price (in dollars per share) | $ / shares						$ 7.5
Public Offering | Preferred Stock Agreement | Series A Convertible Preferred Stock
Stock Offering
Shares issued | shares						666
Public Offering | Preferred Stock Agreement | Class A Warrants
Stock Offering
Warrants to purchase common stock | shares						166,500
Share price (in dollars per share) | $ / shares						$ 7,500
Public Offering | Common Stock | Common Stock Agreement
Stock Offering
Shares issued | shares						8,667,333
Registered Direct Offering [Member] | Tyme Technologies, Inc. and Subsidiaries [Member]
Stock Offering
Gross proceeds from common stock	$ 100,000,000
Related cost offset the proceeds	$ 6,200,000
Registered Direct Offering [Member] | Tyme Technologies, Inc. and Subsidiaries [Member] | Common Stock
Stock Offering
Shares issued | shares	40,000,000
Share price (in dollars per share) | $ / shares	$ 2.5
Securities Purchase Agreement [Member] | Tyme Technologies, Inc. and Subsidiaries [Member] | Common Stock
Stock Offering
Shares issued | shares													40,000,000
Securities Purchase Agreement [Member] | Tyme Technologies, Inc. and Subsidiaries [Member] | Common Stock | Eagle Pharmaceuticals, Inc [Member]
Stock Offering
Shares issued | shares					10,000,000
Gross proceeds from common stock					$ 20,000,000
Share price (in dollars per share) | $ / shares					$ 2
Sale Agreement [Member] | Tyme Technologies, Inc. and Subsidiaries [Member]
Stock Offering
Shares issued | shares													4,453,939
Gross proceeds from common stock													$ 6,100,000
Related cost offset the proceeds													300,000
Available for offering									$ 22,200,000		$ 22,200,000
Sale Agreement [Member] | Tyme Technologies, Inc. and Subsidiaries [Member] | Jefferies [Member]
Stock Offering
Shares issued | shares											0
Gross proceeds from common stock													6,100,000
Transaction costs and Offering expense													$ 300,000
Available for offering									$ 22,200,000		$ 22,200,000
Sale Agreement [Member] | Tyme Technologies, Inc. and Subsidiaries [Member] | Maximum
Stock Offering
Aggregate offering																$ 30,000,000
Sale Agreement [Member] | Tyme Technologies, Inc. and Subsidiaries [Member] | Maximum | Jefferies [Member]
Stock Offering
Aggregate offering																$ 30,000,000
Sale Agreement [Member] | Tyme Technologies, Inc. and Subsidiaries [Member] | Minimum [Member] | Jefferies [Member]
Stock Offering
Share price (in dollars per share) | $ / shares																$ 1